Taxes on Income (Details) ₪ in Millions		12 Months Ended
	Jan. 01, 2017 ILS (₪)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Taxes on Income [Line Items]
Israeli corporate income tax rate		23.00%
Tax rate		100.00%
Percentage of corporate tax rate		12.00%
Benefitted intangible assets | ₪	₪ 200
Undistributed earnings of foreign subsidiaries		$ 20,163,000
Corporate tax rate		2,958,000
Carryforward operating tax losses		171,215,000
Unrecognized tax benefit		264	$ 256,000
Accrued interest and penalties		$ 111,000
Preferred Technology Income [Member]
Taxes on Income [Line Items]
Tax rate		7.50%
Preferred Technological Enterprises [Member]
Taxes on Income [Line Items]
Tax rate		20.00%
Gateway Ltd [Member]
Taxes on Income [Line Items]
Carryforward operating tax losses		$ 5,403,000
Tesoma GmbH [Member]
Taxes on Income [Line Items]
Carryforward operating tax losses		6,173,000
U.S. Subsidiary [Member]
Taxes on Income [Line Items]
Carryforward operating tax losses		$ 2,224,000
ISRAEL
Taxes on Income [Line Items]
Tax rate		7.00%
ISRAEL | Preferred Enterprise [Member]
Taxes on Income [Line Items]
Tax rate		16.00%
ISRAEL | Preferred Technology Income [Member]
Taxes on Income [Line Items]
Tax rate		12.00%
ISRAEL | Preferred Technological Enterprises [Member]
Taxes on Income [Line Items]
Tax rate		7.50%
Minimum [Member] | ISRAEL
Taxes on Income [Line Items]
Tax rate		20.00%
Minimum [Member] | ISRAEL | Preferred Technological Enterprises [Member]
Taxes on Income [Line Items]
Tax rate		12.00%